103 P-1 07/14

SUPPLEMENT DATED JULY 28, 2014

TO THE PROSPECTUS DATED JANUARY 1, 2014

OF

TEMPLETON GLOBAL SMALLER COMPANIES FUND

The prospectus is amended as follows:

I.  The cover page ticker table has been amended to add the Class R6 ticker symbol:

Class A	Class C	Class R6	Advisor Class
TEMGX	TESGX	FBOGX	TGSAX

II.  The “Fund Summary – Annual Fund Operating Expenses” table beginning on page 3 is replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R6	Advisor Class
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.39%	0.39%	2.51%	0.39%
Total annual Fund operating expenses[1]	1.39%	2.14%	3.26%	1.14%
Fee waiver and/or expense reimbursement[2]	None	None	-2.31%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	1.39%	2.14%	0.95%	1.14%

1. The Fund began offering Class R6 shares on May 1, 2013. Total annual operating expenses are annualized.

2. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that Class do not exceed 0.01% until at least December 31, 2015. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during terms set forth above.

III. The “Fund Summary – Example” table beginning on page 3 is replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 708	$ 990	$ 1,292	$ 2,148
Class C	$ 317	$ 670	$ 1,149	$ 2,472
Class R6	$ 97	$ 787	$ 1,502	$ 3,400
Advisor Class	$ 116	$ 362	$ 628	$ 1,386
If you do not sell your shares:
Class C	$ 217	$ 670	$ 1,149	$ 2,472

IV. The “Fund Summary – Principal Investment Strategies” first sentence beginning on page 4 is revised to clarify “net assets” as follows:

Under normal market conditions, the Fund invests at least 80% of its net assets in securities of smaller companies located anywhere in the world.

Please keep this supplement with your prospectus for future reference.